Events After the Reporting Period (Details)	12 Months Ended
Mar. 31, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [abstract]
May 1, 2021 to April 30, 2022	$ 25,545
May 1, 2022 to April 30, 2023	25,545
May 1, 2023 to April 30, 2024	26,855
May 1, 2024 to April 30, 2025	28,165
May 1, 2025 to April 29, 2026	28,165
Total	$ 134,275